Commitments and Contingencies	12 Months Ended
Dec. 27, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Legal Proceedings:
We are routinely involved in legal proceedings, claims, and governmental inquiries, inspections or investigations (“Legal Matters”) arising in the ordinary course of our business.
We have been advised by the staff of the Commodity Futures Trading Commission (“CFTC”) that they are investigating activities related to the trading of December 2011 wheat futures contracts. These activities arose prior to the Spin-Off and involve the business now owned and operated by Mondelēz International or its affiliates. We are cooperating with the staff in its investigation. In October 2014, the staff advised us that the CFTC intends to commence a formal action. We and Mondelēz International continue to seek resolution of this matter. Our Separation and Distribution Agreement with Mondelēz International dated as of September 27, 2012, governs the allocation between Mondelēz International and us and, accordingly, Mondelēz International will predominantly bear the costs of this matter and any monetary penalties or other payments that the CFTC may impose. We do not expect this matter to have a material adverse effect on our financial condition or results of operations.
While we cannot predict with certainty the results of Legal Matters in which we are currently involved or may in the future be involved, we do not expect that the ultimate costs to resolve any of the Legal Matters that are currently pending will have a material adverse effect on our financial condition or results of operations.
Third-Party Guarantees:
We have third-party guarantees primarily covering long-term obligations related to leased properties. The carrying amounts of our third-party guarantees was $22 million at December 27, 2014 and $24 million at December 28, 2013. The maximum potential payment under these guarantees was $42 million at December 27, 2014 and $53 million at December 28, 2013. Substantially all of these guarantees expire at various times through 2027.
Leases:
Rental expenses were $148 million in 2014, $176 million in 2013, and $150 million in 2012. As of December 27, 2014, minimum rental commitments under non-cancelable operating leases in effect at year-end were (in millions):

2015	$106
2016	85
2017	62
2018	49
2019	41
Thereafter	84
Total	$427